TCL ZHONGHUAN RENEWABLE ENERGY TECHNOLOGY CO. LTD. (“TZE”) - Schedule of Related Party Transactions with TZE and its Affiliates Excluding the JV (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2023	Jun. 20, 2024	May 31, 2024	Aug. 17, 2022
Related Party Transaction [Line Items]
Deposit from TZE for sale of entities (Note 6)		$ 40,000,000	$ 0
Contractual interest expense	[1]	45,366,000	42,438,000	$ 30,343,000
Convertible debt
Related Party Transaction [Line Items]
Convertible notes (Note 11)		306,958,000	207,000,000
Existing 1L Notes | Convertible debt
Related Party Transaction [Line Items]
Convertible notes (Note 11)		209,500,000	207,000,000.0			$ 25,000,000	$ 207,000,000.0
Contractual interest expense		16,025,000	15,525,000	5,822,000
New 1L Notes | Convertible debt
Related Party Transaction [Line Items]
Convertible notes (Note 11)			97,500,000		$ 72,000,000
Contractual interest expense		3,169,000	0	0
TZE and its Affiliates
Related Party Transaction [Line Items]
Payments for purchases of silicon wafer		0	121,770,000	87,228,000
Sale of equity interest in joint venture		24,083,000	0	0
Sale of intellectual property		$ 10,000,000	$ 0	$ 0

[1]	In fiscal year 2023, we had related-party transactions with TCL Zhonghuan Renewable Energy Technology Co. Ltd, SunPower and TotalEnergies S.E. and its affiliates as well as unconsolidated entities in which we have a direct equity investment. Due to the step-up investment by TZE SG in August 2024, SunPower and TotalEnergies S.E. and its affiliates are no longer related parties to the Company and the related party balance relates to that with TCL Zhonghuan Renewal Energy Co. Ltd and its affiliates. These related-party transactions are recorded within the “Revenue,” “Cost of revenue,” “Operating expenses: Research and development and Sales, general and administrative,” and “Other expense, net: Interest expense” financial statement line items in our Consolidated Statements of Operations (see Note 3, Note 4 and Note 10).